INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible asset useful life	5 years		5 years
Indefinite lived trademarks	$ 13		$ 13
Amortization of intangible assets	$ 332	$ 222	$ 665	$ 445	$ 1,168